Schedule of Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Minimum | Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Minimum | Building and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	20 years
Maximum | Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Maximum | Building and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	40 years